Summary of Significant Accounting Policies - Accounting Pronouncements Adopted in 2017 (Details)	Jan. 01, 2017 USD ($)
Accounting Standards Update 2016-09
Accounting Pronouncements Adopted in 2017
Cumulative-effect adjustment to accumulated deficit	$ 206,000